Equity (Details) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 21, 2021	Jan. 31, 2021	Oct. 31, 2020	Jun. 30, 2021	Jun. 30, 2022
Equity (Details) [Line Items]
Ordinary shares, shares authorized				458,694,920	458,694,920
Ordinary shares, par value per share (in Dollars per share)				$ 0.0001	$ 0.0001
Shares issued	38,417,461
Ordinary shares, shares issued				44,069,300	44,069,300
Ordinary shares, shares outstanding				44,069,300	44,069,300
After-tax profits percentage					10.00%
Reserve funds percentage					50.00%
Statutory reserves amounted (in Dollars)				$ 17,758	$ 919,407
Consolidated net assets (in Dollars)				$ 47,196,030	$ 49,756,268
Common Stock [Member]
Equity (Details) [Line Items]
Ordinary shares, shares authorized					458,694,920
Ordinary shares, par value per share (in Dollars per share)					$ 0.0001
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				1,627,424
Common Stock [Member]
Equity (Details) [Line Items]
Authorized Capital					500,000,000
Nominal Value per Share (in Dollars per share)					$ 0.0001
Ordinary shares, shares authorized					458,694,920
Ordinary shares, par value per share (in Dollars per share)	$ 0.0001				$ 0.0001
Shares issued	38,417,461
Consideration for issuance of shares (in Dollars)	$ 0
Ordinary shares, shares issued	38,417,461			44,069,300
Stock Issued During Period, Shares, Acquisitions		4,024,415
Ordinary shares, shares outstanding					44,069,300
Series A Preferred Shares Including Series Seed Preferred Shares [Member]
Equity (Details) [Line Items]
Designated as series A preferred shares					9,880,984
Designated as series A preferred shares, par value (in Dollars per share)					$ 0.0001
Series A Plus Preferred Shares [Member]
Equity (Details) [Line Items]
Designated as series A preferred shares					12,532,172
Designated as series A preferred shares, par value (in Dollars per share)					$ 0.0001
Series B Convertible Redeemable Preferred Shares [Member]
Equity (Details) [Line Items]
Designated as series A preferred shares					11,047,269
Designated as series A preferred shares, par value (in Dollars per share)					$ 0.0001
Series B+ Convertible Redeemable Preferred Shares. [Member]
Equity (Details) [Line Items]
Designated as series A preferred shares					5,424,746
Designated as series A preferred shares, par value (in Dollars per share)					$ 0.0001
Series C Convertible Redeemable Preferred Shares [Member]
Equity (Details) [Line Items]
Designated as series A preferred shares					2,419,909
Designated as series A preferred shares, par value (in Dollars per share)					$ 0.0001
Baijia Cloud Technology Co., Ltd [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions		366,170
Business Acquisition, Percentage of Voting Interests Acquired		30.00%
Baijiayun Information Technology Co., Ltd [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions		3,658,245
Business Acquisition, Percentage of Voting Interests Acquired		49.00%
Nanjing Baishilian Technology Co., Ltd [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			1,627,424